Unaudited Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Operating activities
Cash used in operations	¥ (659,448)	¥ (326,183)
Income tax paid	(3,948)	(997)
Net cash used in operating activities	(663,396)	(327,180)
Investing activities
Payments for purchase of property and equipment	(134,354)	(33,272)
Payments for purchase of intangible assets	(117)
Proceeds from disposal of property, equipment and intangible assets	1,439	100
Purchase of time deposits	(100,000)	(1,921,878)
Proceeds from maturity of time deposits	468,569	2,088,146
Payments for purchase of financial assets at FVTPL	(37,281)	(1,829)
Proceeds from sales of financial assets at FVTPL	1,714	318,416
Payment for loans to employees	(359)
Proceeds from collection of a loan to an employee	19,088	3,553
Net cash generated from investing activities	218,699	453,236
Financing activities
Payment of capital element of lease liabilities	(26,810)	(25,333)
Payment of interest element of lease liabilities	(1,660)	(1,034)
Payment of listing expenses	(10,762)	(404)
Proceeds from receipts of subscription price for the convertible redeemable preferred shares		19,319
Proceeds from issuance of Class A ordinary shares for exercise of share options	25,534
Payment of withholding tax arising from the settlement of vested RSUs	(50,846)
Proceeds from bank loans	72,223
Repayment of bank loans	(2,500)
Payment of interest of bank loans	(1,280)
Advances to a management personnel		(1,425)
Net cash (used in)/generated from financing activities	3,899	(8,877)
Net increase/(decrease) in cash and cash equivalents	(440,798)	117,179
Cash at the beginning of the year	4,268,300	1,661,152
Effect of foreign exchange rate changes	8,635	50,612
Cash at the end of the year	¥ 3,836,137	¥ 1,828,943